Investment properties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investment properties
14.	Investment properties

	31 December 2019	31 December 2018
Cost
Opening balance	145,759	99,938
Addition	987	—
Transfer to property, plant and equipment	(100,463)	45,821

Closing balance	46,283	145,759

Accumulated depreciation
Opening balance	(130,334)	(98,958)
Transfer to property, plant and equipment	103,262	(25,765)
Depreciation and impairment charges during the year	(2,928)	(5,611)

Closing balance	(30,000)	(130,334)

Net book amount	16,283	15,425

Determination of the fair values of the Group’s investment properties
The Group engages qualified external experts, authorized by the Capital Markets Board of Turkey, to perform the valuation of investment properties. Management works closely with the qualified external experts to establish the appropriate valuation techniques and inputs to the model. The fair values of these investment properties were determined using a variety of valuation methods:
income capitalization approach
and
market approach
. In estimating the fair values of the properties, the highest and best use of the property is its current use.
Rent income from investment properties during the year ended 31 December 2019 is TL 4,078 (31 December 2018: TL 3,092 and 31 December 2017: TL 2,821). There is TL 522 direct operating expense for investment properties during the year ended 31 December 2019 (31 December 2018: None and 31 December 2017: TL 22).
The Group’s investment properties and their fair values at 31 December 2019 and 2018 are as follows:

31 December 2019	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	21,520	Income capitalization approach
Investment properties in Ankara	—	—	14,400	Market approach
Investment properties in Istanbul	—	—	14,585	Market approach

	—	—	50,505

31 December 2018	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	17,960	Income capitalization approach
Investment properties in Ankara	—	—	15,915	Market approach
Investment properties in Istanbul	—	—	13,800	Market approach

	—	—	47,675

Significant unobservable inputs and sensitivity of fair values of respective investment properties are as follows:
In the “income capitalization” approach, a significant increase/(decrease) in rentals will cause a significant increase/(decrease) in the fair value. In addition, a slight decrease/(increase) in risk premium and discount rate which are calculated by considering current market conditions will cause a significant increase/(decrease) in the fair value.
In the “market approach”, a significant increase/(decrease) in the market value of any properties which are located in similar areas with similar conditions will cause a significant increase/(decrease) in the fair value.